Joint Arrangements - BP-Husky Refining LLC (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contribution Payable
Distribution from joint operation	$ 187	$ 72
BP-Husky Refining LLC
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%